Segment and Geographic Information - Schedule of Operations of Group's Operating Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net revenues	$ 45,477,926	$ 42,622,650	$ 83,057,896
Cost of revenues	17,465,167	21,933,678	20,380,258
Less: intersegment cost of revenues	(623,252)
Cost of revenues after elimination	16,841,915	21,933,678	20,380,258
Operating expenses:
General and administrative	14,397,562	16,006,914	20,109,349
Product development	24,716,021	25,278,369	16,369,166
Sales and marketing	22,160,188	30,879,776	60,733,153
Loss from impairment of intangible assets		291,817	1,111,149	$ 250,360
Loss from impairment of goodwill			6,659,691
Total segments operating expenses	61,273,771	72,456,876	104,982,508
Less: intersegment operating expenses	(11,029,670)	(11,239,380)	(12,806,285)
Total operating expenses	50,244,101	61,217,496	92,176,223
Government subsidies		230,174	1,194,775
Income (loss) from operations	(21,608,090)	(40,298,350)	(28,303,810)
Total segments assets	244,779,206	297,696,496	317,412,863
Less: intersegment asset balances	(164,089,856)	(183,092,643)	(149,789,037)
Total assets	80,689,350	114,603,853	167,623,826
Operating Segments
Segment Reporting Information [Line Items]
Net revenues	56,989,346	53,181,824	95,591,331
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues	(11,511,420)	(10,559,174)	(12,533,435)
Commodities Brokerage Services
Segment Reporting Information [Line Items]
Net revenues	49,960	2,588,426	59,976,717
Cost of revenues	2,813	(60,504)	5,729,464
Cost of revenues after elimination	2,813	(60,504)	5,729,464
Operating expenses:
General and administrative	3,231,080	4,511,167	6,026,102
Product development	321,648	1,776,007	3,374,144
Sales and marketing	2,062,382	11,115,488	46,648,934
Loss from impairment of intangible assets			1,111,149
Loss from impairment of goodwill			6,659,691
Total segments operating expenses	5,615,110	17,402,662	63,820,020
Less: intersegment operating expenses		(1,110,431)	(10,003,579)
Total operating expenses	5,615,110	16,292,231	53,816,441
Government subsidies		230,174	1,194,775
Income (loss) from operations	(5,567,963)	(13,413,127)	1,625,587
Total segments assets	13,270,815	21,569,350	42,343,571
Less: intersegment asset balances	(12,624,577)	(13,995,983)	(13,508,587)
Total assets	646,238	7,573,367	28,834,984
Commodities Brokerage Services | Operating Segments
Segment Reporting Information [Line Items]
Net revenues	49,960	3,698,857	69,980,296
Commodities Brokerage Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues		(1,110,431)	(10,003,579)
Subscription Services And Other Related Services
Segment Reporting Information [Line Items]
Net revenues	23,084,016	14,752,491	14,124,678
Cost of revenues	6,257,144	7,453,185	10,392,343
Less: intersegment cost of revenues	(623,252)
Cost of revenues after elimination	5,633,892	7,453,185	10,392,343
Operating expenses:
General and administrative	7,094,670	7,565,268	10,090,294
Product development	24,394,373	23,502,362	12,995,022
Sales and marketing	17,577,075	16,830,525	13,029,524
Loss from impairment of intangible assets		291,817
Total segments operating expenses	49,066,118	48,189,972	36,114,840
Less: intersegment operating expenses	(10,791,561)	(9,439,947)	(2,524,975)
Total operating expenses	38,274,557	38,750,025	33,589,865
Income (loss) from operations	(20,824,433)	(31,450,719)	(29,857,530)
Total segments assets	155,233,577	187,122,375	197,412,591
Less: intersegment asset balances	(131,472,347)	(149,214,015)	(116,348,234)
Total assets	23,761,230	37,908,360	81,064,357
Subscription Services And Other Related Services | Operating Segments
Segment Reporting Information [Line Items]
Net revenues	34,498,830	23,984,993	16,654,534
Subscription Services And Other Related Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues	(11,414,814)	(9,232,502)	(2,529,856)
HongKong Brokerage Services
Segment Reporting Information [Line Items]
Net revenues	22,343,950	25,281,733	8,956,501
Cost of revenues	11,205,210	14,540,997	4,258,451
Cost of revenues after elimination	11,205,210	14,540,997	4,258,451
Operating expenses:
General and administrative	4,071,812	3,930,479	3,992,953
Sales and marketing	2,520,731	2,933,763	1,054,695
Total segments operating expenses	6,592,543	6,864,242	5,047,648
Less: intersegment operating expenses	(238,109)	(689,002)	(277,731)
Total operating expenses	6,354,434	6,175,240	4,769,917
Income (loss) from operations	4,784,306	4,565,496	(71,867)
Total segments assets	76,274,814	89,004,771	77,656,701
Less: intersegment asset balances	(19,992,932)	(19,882,645)	(19,932,216)
Total assets	56,281,882	69,122,126	57,724,485
HongKong Brokerage Services | Operating Segments
Segment Reporting Information [Line Items]
Net revenues	22,440,556	25,497,974	$ 8,956,501
HongKong Brokerage Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues	$ (96,606)	$ (216,241)